Significant Accounting Policies - Additional Information (Detail) ₨ in Millions, £ in Millions, $ in Millions, ¥ in Billions					1 Months Ended		3 Months Ended			12 Months Ended
	Jul. 01, 2020 INR (₨)	Jul. 01, 2020 GBP (£)	Apr. 01, 2020 INR (₨)	Apr. 01, 2020 GBP (£)	Apr. 30, 2020 INR (₨)	Apr. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 INR (₨)	Jun. 30, 2019 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Jun. 30, 2020 INR (₨)	Jun. 30, 2020 CNY (¥)	Apr. 01, 2020 GBP (£)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of summary of significant accounting policies [line items]
Lease liabilities										$ 789.9							₨ 59,771.2		$ 764.0	₨ 57,797.6
Right to use assets										$ 833.5							₨ 63,068.5
Convenience translation, rate of INR per US$1.00										75.6650							75.6650	75.6650
Proceeds From Long Term Borrowings										$ 3,843.0	₨ 290,777.7	₨ 261,013.1	₨ 152,108.8
Undrawn Borrowing Facilities																	₨ 218,366.0
Borrowings										$ 15,700.8			888,706.8				1,187,997.1			1,059,910.7
Description of significant payment terms in contracts with customers										Performance obligations in respect of amount received for future maintenance service and extended warranty will be fulfilled over a period of 6 years from year ending March 31, 2020 till March 31, 2026.	Performance obligations in respect of amount received for future maintenance service and extended warranty will be fulfilled over a period of 6 years from year ending March 31, 2020 till March 31, 2026.
Revenue from incentives													8,929.6
Revenue from incentives received by foreign subsidiary													4,746.4
Net income/(loss)										$ (1,493.4)	₨ (112,984.1)	(292,128.1)	66,061.9
Cash flow from operating activities										3,519.6	266,329.4	188,907.5	238,574.2
Cash and cash equivalents										2,440.7			147,167.5				184,678.0		$ 2,849.4	215,598.0	₨ 139,867.6
Short-term deposits										1,959.9							148,294.8			105,742.1
Current investments										1,435.5							108,615.3			₨ 89,383.3
Proceeds from short term loan										1,415.8	107,124.2	201,191.4	150,087.3
Repayment of loan										$ 2,246.8	170,005.2	₨ 133,458.9	₨ 105,872.5
Tata Sons Private Limited [Member] | Convertible Warrants [Member] | Preferential Allotment [Member]
Disclosure of summary of significant accounting policies [line items]
Warrants issued during the period value											34,700.0
Warrants convertible portion																	26,025.0
Proceeds from convertible instruments											₨ 8,675.0
Working Capital [member]
Disclosure of summary of significant accounting policies [line items]
Description of significant payment terms in contracts with customers										This is because supplier payment terms are about 58 days on average although payment terms for individual suppliers can be longer or shorter, while payments for vehicles are received in most countries within a few days of dealers being invoiced	This is because supplier payment terms are about 58 days on average although payment terms for individual suppliers can be longer or shorter, while payments for vehicles are received in most countries within a few days of dealers being invoiced
Supplier Base [member]
Disclosure of summary of significant accounting policies [line items]
Description of significant payment terms in contracts with customers										Suppliers are on payment terms ranging from 7 to 64 days, with the standard terms being 60 days and the average 58 days. No change in supplier terms is assumed in the going concern analysis compared to historical experience.	Suppliers are on payment terms ranging from 7 to 64 days, with the standard terms being 60 days and the average 58 days. No change in supplier terms is assumed in the going concern analysis compared to historical experience.
Wholly Owned Chinese Subsidiary [member]
Disclosure of summary of significant accounting policies [line items]
Short term working capital facility | £																		£ 100
Nonadjusting Event [member]
Disclosure of summary of significant accounting policies [line items]
Net income/(loss)							$ 1,116.0	₨ 84,439.8	₨ 36,796.6
Nonadjusting Event [member] | Wholly Owned Chinese Subsidiary [member]
Disclosure of summary of significant accounting policies [line items]
Short term working capital facility																	9,354.0
Nonadjusting Event [member] | Revised Working Capital Facility [Member] | Wholly Owned Chinese Subsidiary [member]
Disclosure of summary of significant accounting policies [line items]
Short term working capital facility			₨ 15,246.0													£ 163
Nonadjusting Event [member] | Borrowings From Chinese Bank [Member] | Wholly Owned Chinese Subsidiary [member]
Disclosure of summary of significant accounting policies [line items]
Proceeds from short term loan			15,901.0	£ 170
Indian Lenders [Member]
Disclosure of summary of significant accounting policies [line items]
Borrowings | $							$ 425.0
Jaguar Land Rover (China) Investment Co. Limited [member] | Subsidiaries of Jaguar Land Rover Automotive Plc [member]
Disclosure of summary of significant accounting policies [line items]
Proceeds From Long Term Borrowings					₨ 53,034.0	£ 567
Notional Amount			53,034.0													567
Jaguar Land Rover (China) Investment Co. Limited [member] | Syndicate Of Five Chinese Banks [Member] | Subsidiaries of Jaguar Land Rover Automotive Plc [member]
Disclosure of summary of significant accounting policies [line items]
Notional Amount			53,034.0													£ 567
Major Repayment Of Borrowings [Member] | Syndicate Of Five Chinese Banks [Member]
Disclosure of summary of significant accounting policies [line items]
Repayment of loan			15,901.0	£ 170
Jaguar land rover [member]
Disclosure of summary of significant accounting policies [line items]
Borrowings														₨ 52,379.4	¥ 5
Major Borrowing Transactions [Member] | Bank Of Baroda And State Bank Of India [Member] | TML Holdings Pte Ltd [member]
Disclosure of summary of significant accounting policies [line items]
Proceeds From Long Term Borrowings	₨ 17,631.7	£ 190
COVID 19 [member] | Nonadjusting Event [member]
Disclosure of summary of significant accounting policies [line items]
Proceeds From Long Term Borrowings			₨ 40,000.0
IFRS 16 [member]
Disclosure of summary of significant accounting policies [line items]
Lease liabilities																	57,798.0
Right to use assets																	₨ 55,836.0
Statement that lessee accounts for leases of low-value assets using recognition exemption										Any lease for an asset whose initial value is less than Rs. 0.3 million is classified as a low value item.	Any lease for an asset whose initial value is less than Rs. 0.3 million is classified as a low value item.
Statement that lessee accounts for short-term leases using recognition exemption										Any lease for which non-cancellable period is less than 12 months is classified as short term lease.	Any lease for which non-cancellable period is less than 12 months is classified as short term lease.
IFRS 16 [member] | Lease Prepayments [member]
Disclosure of summary of significant accounting policies [line items]
Reclassification into right to use of assets | $										$ 10,360.0
Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Percentage of voting power held in associates										20.00%	20.00%
Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Percentage of voting power held in associates										50.00%	50.00%
Provident Fund and Family Pension [member]
Disclosure of summary of significant accounting policies [line items]
Percentage of the covered employees' salary contributed to defined contribution plan										12.00%	12.00%
Gratuity benefits [member] | Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Number of days of salary payable related to gratuity plan										15 days	15 days
Gratuity benefits [member] | Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Number of days of salary payable related to gratuity plan										30 days	30 days
Superannuation plan [member] | Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Percentage of annual basic salary for monthly pension benefits after retirement										0.75%	0.75%
Superannuation plan [member] | Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Percentage of annual basic salary for monthly pension benefits after retirement										2.00%	2.00%
Maximum percentage of salary entitled to benefits										15.00%	15.00%
Maximum percentage of employees salary contributed to plan										15.00%	15.00%
Maximum amount of employees salary contributed to plan											₨ 150,000.0
Bhavishya Kalyan Yojana [member]
Disclosure of summary of significant accounting policies [line items]
Percentage of salary drawn eligible for monthly payments										50.00%	50.00%
Product development costs [member] | Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Product development cost, amortization period										24	24
Product development costs [member] | Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Product development cost, amortization period										120	120